Share-based Compensation - Summary of Restricted Shares Activities (Details) - Restricted Shares - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of restricted shares
Unvested at beginning period, Shares	1,481	91	214
Granted shares	20,116	1,598
Vested, Shares	(738)	(81)	(123)
Forfeited, Shares	(1,543)	(127)
Unvested at ending period, Shares	19,316	1,481	91
Weighted Average Grant Date Fair Value
Unvested at beginning period, Weighted Average Grant Date Fair Value	$ 22.22	$ 2.90	$ 2.70
Granted, Weighted Average Grant Date Fair Value	4.11	22.49
Vested, Weighted Average Grant Date Fair Value	12.90	2.86	2.56
Forfeited, Weighted Average Grant Date Fair Value	9.33	24.10
Unvested at ending period, Weighted Average Grant Date Fair Value	$ 4.75	$ 22.22	$ 2.90
Weighted average remaining contractual life	9 years 5 months 4 days